UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Valinor Management, LLC

Address:  90 Park Avenue, 40th Floor
          New York, New York  10016

13F File Number: 028-12747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Angstreich
Title:    Chief Financial Officer
Phone:    (212) 918-5245

Signature, Place and Date of Signing:


 /s/ David Angstreich           New York, New York           August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:    $490,812
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number          Name

1.        028-12749                     Valinor Capital Partners, L.P.

2.        028-12748                     Valinor Capital Partners Offshore, Ltd.
----      ---------------------         ---------------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2008
          COLUMN 1                COLUMN 2      COLUMN 3     COL 4        COLUMN 5        COLUMN 6     COL 7          COLUMN 8

                                                            MARKET
                                  TITLE OF        CUSIP      VALUE   SHRS OR SH/ PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS          NUMBER    (x1000)  PRN AMT PRN CALL    DISCRETION    MNGRS  SOLE SHARED     NONE
ACTIVISION INC NEW             COM NEW          004930202   10951     321433 SH        SHARED-DEFINED  1, 2   0     321433    0
AKAMAI TECHNOLOGIES INC        COM              00971T101   16209     465916 SH        SHARED-DEFINED  1, 2   0     465916    0
ALLERGAN INC                   COM              018490102   14184     272500 SH        SHARED-DEFINED  1, 2   0     272500    0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   11403     216178 SH        SHARED-DEFINED  1, 2   0     216178    0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106   19805    1453013 SH        SHARED-DEFINED  1, 2   0    1453013    0
AMERICAN SUPERCONDUCTOR CORP   COM              030111108    1793      50000 SH        SHARED-DEFINED  1, 2   0      50000    0
AMERICAN TOWER CORP            CL A             029912201   19931     471751 SH        SHARED-DEFINED  1, 2   0     471751    0
ARBOR RLTY TR INC              COM              038923108     226      25200 SH        SHARED-DEFINED  1, 2   0      25200    0
BALLY TECHNOLOGIES INC         COM              05874B107   11605     343350 SH        SHARED-DEFINED  1, 2   0     343350    0
BLUE NILE INC                  COM              09578R103     727      17100 SH        SHARED-DEFINED  1, 2   0      17100    0
CAL MAINE FOODS INC            COM NEW          128030202    2614      79239 SH        SHARED-DEFINED  1, 2   0      79239    0
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109   11875     177376 SH        SHARED-DEFINED  1, 2   0     177376    0
CHINA UNICOM LTD               SPONSORED ADR    16945R104   11093     599000 SH        SHARED-DEFINED  1, 2   0     599000    0
COLDWATER CREEK INC            COM              193068103    6685    1266126 SH        SHARED-DEFINED  1, 2   0    1266126    0
COVANTA HLDG CORP              COM              22282E102   28441    1065615 SH        SHARED-DEFINED  1, 2   0    1065615    0
COVIDIEN LTD                   COM              G2552X108   17657     368700 SH        SHARED-DEFINED  1, 2   0     368700    0
ECLIPSYS CORP                  COM              278856109   16245     884807 SH        SHARED-DEFINED  1, 2   0     884807    0
ELECTRONIC ARTS INC            COM              285512109   12358     278140 SH        SHARED-DEFINED  1, 2   0     278140    0
EMCORE CORP                    COM              290846104    4695     750000 SH        SHARED-DEFINED  1, 2   0     750000    0
FIDELITY NATL INFORMATION SV   COM              31620M106   17029     461369 SH        SHARED-DEFINED  1, 2   0     461369    0
FIRST BANCORP P R              COM              318672102     805     127000 SH        SHARED-DEFINED  1, 2   0     127000    0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   14255     514257 SH        SHARED-DEFINED  1, 2   0     514257    0
GOOGLE INC                     CL A             38259P508   12924      24550 SH        SHARED-DEFINED  1, 2   0      24550    0
HORIZON LINES INC              COM              44044K101    5993     602300 SH        SHARED-DEFINED  1, 2   0     602300    0
IHS INC                        CL A             451734107     852      12238 SH        SHARED-DEFINED  1, 2   0      12238    0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    5559     222540 SH        SHARED-DEFINED  1, 2   0     222540    0
JAZZ PHARMACEUTICALS INC       COM              472147107    4346     586475 SH        SHARED-DEFINED  1, 2   0     586475    0
LEHMAN BROS HLDGS INC          COM              524908100    2306     116400 SH        SHARED-DEFINED  1, 2   0     116400    0
LOOPNET INC                    COM              543524300     315      27900 SH        SHARED-DEFINED  1, 2   0      27900    0
M & F WORLDWIDE CORP           COM              552541104   16319     415148 SH        SHARED-DEFINED  1, 2   0     415148    0
MASTERCARD INC                 CL A             57636Q104   10023      37750 SH        SHARED-DEFINED  1, 2   0      37750    0
MILLIPORE CORP                 COM              601073109    4081      60143 SH        SHARED-DEFINED  1, 2   0      60143    0
NALCO HOLDING COMPANY          COM              62985Q101   22963    1085737 SH        SHARED-DEFINED  1, 2   0    1085737    0
P F CHANGS CHINA BISTRO INC    COM              69333Y108     585      26200 SH        SHARED-DEFINED  1, 2   0      26200    0
PEOPLES UNITED FINANCIAL INC   COM              712704105   12635     809960 SH        SHARED-DEFINED  1, 2   0     809960    0
PHARMERICA CORP                COM              71714F104   12458     551480 SH        SHARED-DEFINED  1, 2   0     551480    0
POLARIS INDS INC               COM              731068102     303       7500 SH        SHARED-DEFINED  1, 2   0       7500    0
POPULAR INC                    COM              733174106    2445     371000 SH        SHARED-DEFINED  1, 2   0     371000    0
PRICELINE COM INC              COM NEW          741503403    3452      29900 SH        SHARED-DEFINED  1, 2   0      29900    0
QUALCOMM INC                   COM              747525103   11556     260456 SH        SHARED-DEFINED  1, 2   0     260456    0
RESEARCH IN MOTION LTD         COM              760975102    3168      27100 SH        SHARED-DEFINED  1, 2   0      27100    0
SAIC INC                       COM              78390X101   18284     878634 SH        SHARED-DEFINED  1, 2   0     878634    0
SEARS HLDGS CORP               COM              812350106    1370      18600 SH        SHARED-DEFINED  1, 2   0      18600    0
SINA CORP                      ORD              G81477104   20113     472692 SH        SHARED-DEFINED  1, 2   0     472692    0
SRA INTL INC                   CL A             78464R105    6022     268100 SH        SHARED-DEFINED  1, 2   0     268100    0
TARGET CORP                    COM              87612E106    6925     148950 SH        SHARED-DEFINED  1, 2   0     148950    0
MCCLATCHY CO                   CL A             579489105     517      76200 SH        SHARED-DEFINED  1, 2   0      76200    0
TRANSDIGM GROUP INC            COM              893641100   11310     336700 SH        SHARED-DEFINED  1, 2   0     336700    0
TRUE RELIGION APPAREL INC      COM              89784N104    1333      50000 SH        SHARED-DEFINED  1, 2   0      50000    0
UNION PAC CORP                 COM              907818108   18003     238450 SH        SHARED-DEFINED  1, 2   0     238450    0
UNITED CMNTY BKS BLAIRSVLE G   CAP STK          90984P105     810      95000 SH        SHARED-DEFINED  1, 2   0      95000    0
U S G CORP                     COM NEW          903293405     666      22528 SH        SHARED-DEFINED  1, 2   0      22528    0
WYNDHAM WORLDWIDE CORP         COM              98310W108   12267     684900 SH        SHARED-DEFINED  1, 2   0     684900    0
YRC WORLDWIDE INC              COM              984249102    3810     256200 SH        SHARED-DEFINED  1, 2   0     256200    0
YRC WORLDWIDE INC              COM              984249102    6513     438000     PUT   SHARED-DEFINED  1, 2   0     438000    0

SK 25938 0001 904050